Postretirement Benefits (Tables)	12 Months Ended
May 31, 2016
Pension Plan, Defined Benefit
Components of Net Periodic Pension and Postretirement Costs

Net periodic pension cost consisted of the following for the year ended May 31:

	U.S. Plans			Non-U.S. Plans
(In thousands)	2016	2015	2014	2016	2015	2014
Service cost	$32,808	$30,359	$27,056	$4,061	$4,611	$4,375
Interest cost	17,995	20,119	18,039	5,070	7,184	7,382
Expected return on plan assets	(25,749)	(24,308)	(20,761)	(7,571)	(8,611)	(8,411)
Amortization of:
Prior service cost	234	294	334	(2)	39	19
Net actuarial losses recognized	16,759	13,890	13,222	1,739	2,004	2,448
Curtailment/settlement (gains) losses	87			57		44
Net Pension Cost	$42,134	$40,354	$37,890	$3,354	$5,227	$5,857

Amounts Recognized in Consolidated Balance Sheet

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2016 and 2015 are as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2016	2015	2016	2015
Noncurrent assets	$-	$5	$4,297	$1,280
Current liabilities	(15)	(15)	(468)	(402)
Noncurrent liabilities	(274,815)	(210,028)	(21,429)	(15,827)
Net Amount Recognized	$(274,830)	$(210,038)	$(17,600)	$(14,949)

Pretax Net Actuarial Loss and Prior Service (Costs) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings

The following table presents the pretax net actuarial loss and prior service (costs) recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2016	2015	2016	2015
Net actuarial loss	$(271,456)	$(212,828)	$(43,272)	$(39,307)
Prior service (costs)	(469)	(703)	9	(357)
Total recognized in accumulated other comprehensive
income not affecting retained earnings	$(271,925)	$(213,531)	$(43,263)	$(39,664)

Changes Recognized in Other Comprehensive Income

The following table includes the changes recognized in other comprehensive income:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2016	2015	2016	2015
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$-	$-	$(349)	$-
Net loss (gain) arising during the year	75,474	41,398	7,731	(5,518)
Effect of exchange rates on amounts included in AOCI			(1,953)	(5,771)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service (cost)	(234)	(294)	(7)	(39)
Amortization or settlement recognition of net (loss)	(16,846)	(13,890)	(1,823)	(2,004)
Total recognized in other comprehensive loss (income)	$58,394	$27,214	$3,599	$(13,332)

Weighted-Average Assumptions used to Determine Benefit Obligations and Net Periodic and Postretirement Costs

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic pension cost under the plans:

	U.S. Plans		Non-U.S. Plans
Year-End Benefit Obligations	2016	2015	2016	2015
Discount rate	3.85%	4.25%	3.13%	3.26%
Rate of compensation increase	3.80%	3.80%	2.81%	2.81%

	U.S. Plans			Non-U.S. Plans
Net Periodic Pension Cost	2016	2015	2014	2016	2015	2014
Discount rate	4.25%	4.30%	4.45%	3.26%	3.82%	3.95%
Expected return on plan assets	7.90%	8.25%	8.50%	4.49%	5.18%	5.37%
Rate of compensation increase	3.80%	3.81%	3.14%	2.81%	3.30%	3.32%

POSTRETIREMENT BENEFITS
Components of Net Periodic Pension and Postretirement Costs

The following table illustrates the effect on operations of these plans for the three years ended May 31, 2016:

	U.S. Plans			Non-U.S. Plans
(In thousands)	2016	2015	2014	2016	2015	2014
Service cost - Benefits earned during the period	$-	$-	$-	$1,061	$1,173	$1,264
Interest cost on the accumulated obligation	235	263	297	832	1,155	1,225
Amortization of:
Prior service (credit)	(247)	(247)	(153)
Net actuarial (gains) losses		(136)	(144)	229	391	516
Net Periodic Postretirement (Benefit) Expense	$(12)	$(120)	$-	$2,122	$2,719	$3,005

Amounts Recognized in Consolidated Balance Sheet

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2016 and 2015 are as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2016	2015	2016	2015
Current liabilities	$(455)	$(430)	$(482)	$(454)
Noncurrent liabilities	(7,198)	(7,210)	(24,938)	(24,192)
Net Amount Recognized	$(7,653)	$(7,640)	$(25,420)	$(24,646)

Pretax Net Actuarial Loss and Prior Service (Costs) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings

The following table presents the pretax net actuarial gain (loss) and prior service credits recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2016	2015	2016	2015
Net actuarial gain (loss)	$94	$124	$(5,986)	$(5,968)
Prior service credits	1,341	1,587
Total recognized in accumulated other comprehensive income not affecting retained earnings	$1,435	$1,711	$(5,986)	$(5,968)

Changes Recognized in Other Comprehensive Income

The following table includes the changes recognized in other comprehensive income:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2016	2015	2016	2015
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$-	$-	$-	$-
Net loss (gain) arising during the year	29	820	536	(1,751)
Effect of exchange rates on amounts included in AOCI			(290)	(1,026)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	247	247
Amortization or settlement recognition of net gain (loss)	-	136	(229)	(391)
Total recognized in other comprehensive loss (income)	$276	$1,203	$17	$(3,168)

Weighted-Average Assumptions used to Determine Benefit Obligations and Net Periodic and Postretirement Costs

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic postretirement benefit costs under the plans:

	U.S. Plans		Non-U.S. Plans
Year-End Benefit Obligations	2016	2015	2016	2015
Discount rate	3.76%	3.95%	3.92%	4.00%
Current healthcare cost trend rate	10.37%	11.34%	5.98%	6.06%
Ultimate healthcare cost trend rate	4.36%	4.50%	4.20%	4.20%
Year ultimate healthcare cost trend rate will be realized	2037	2029	2030	2030

	U.S. Plans			Non-U.S. Plans
Net Periodic Postretirement Cost	2016	2015	2014	2016	2015	2014
Discount rate	3.95%	4.00%	3.95%	4.00%	4.40%	4.50%
Healthcare cost trend rate	11.34%	12.28%	7.54%	6.06%	6.31%	6.43%
Ultimate healthcare cost trend rate	4.50%	4.50%	4.50%	4.20%	4.20%	4.20%
Year ultimate healthcare cost trend rate will be realized	2029	2029	2029	2030	2030	2030

Changes in Benefit Obligations

The changes in benefit obligations of the plans at May 31, 2016 and 2015 were as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2016	2015	2016	2015
Accumulated postretirement benefit obligation at beginning of year	$7,640	$6,787	$24,646	$28,255
Service cost			1,061	1,173
Interest cost	235	263	832	1,155
Benefit payments	(251)	(230)	(464)	(536)
Actuarial (gains) losses	29	820	536	(1,751)
Currency exchange rate changes			(1,191)	(3,650)
Accumulated and accrued postretirement benefit obligation at end of year	$7,653	$7,640	$25,420	$24,646

Increasing or Decreasing Current Healthcare Cost Trend Rates by One Percentage would affect Accumulated Postretirement Benefit Obligation and Net Postretirement Expense

Increasing or decreasing current healthcare cost trend rates by 1% would affect our accumulated postretirement benefit obligation and net postretirement expense by the following amounts for the years ended May 31, 2016 and 2015:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2016	2015	2016	2015
1% Increase in trend rate
Accumulated Benefit Obligation	$313	$334	$5,552	$6,430
Postretirement Cost	11	10	504	675
1% Decrease in trend rate
Accumulated Benefit Obligation	$(272)	$(290)	$(4,289)	$(3,295)
Postretirement Cost	(9)	(8)	(383)	(499)